Segmented Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of operating segments [line items]
Net interest income	$ 3,088	$ 3,132	$ 2,747	$ 6,220	$ 5,586
Non-interest income	2,288	2,366	2,185	4,654	4,309
Total revenue	5,376	5,498	4,932	10,874	9,895
Provision for (reversal of) credit losses	303	75	32	378	179
Amortization and impairment	256	253	249	509	486
Other non-interest expenses	2,858	2,770	2,507	5,628	4,996
Income (loss) before income taxes	1,959	2,400	2,144	4,359	4,234
Income taxes	436	531	493	967	958
Net income (loss)	1,523	1,869	1,651	3,392	3,276
Non-controlling interests	5	5	4	10	8
Equity shareholders	1,518	1,864	1,647	3,382	3,268
Average assets	881,909	870,553	795,373	876,137	797,698
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	1,583	1,587	1,425	3,170	2,908
Non-interest income	560	596	516	1,156	1,058
Total revenue	2,143	2,183	1,941	4,326	3,966
Provision for (reversal of) credit losses	273	98	65	371	119
Amortization and impairment	56	52	53	108	106
Other non-interest expenses	1,141	1,100	1,005	2,241	2,038
Income (loss) before income taxes	673	933	818	1,606	1,703
Income taxes	177	246	215	423	448
Net income (loss)	496	687	603	1,183	1,255
Equity shareholders	496	687	603	1,183	1,255
Average assets	300,799	292,987	266,763	296,828	264,109
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	401	377	305	778	603
Non-interest income	902	920	830	1,822	1,620
Total revenue	1,303	1,297	1,135	2,600	2,223
Provision for (reversal of) credit losses	(4)	(4)	(18)	(8)	15
Amortization and impairment		1	7	1	14
Other non-interest expenses	655	672	601	1,327	1,166
Income (loss) before income taxes	652	628	545	1,280	1,028
Income taxes	172	166	146	338	275
Net income (loss)	480	462	399	942	753
Equity shareholders	480	462	399	942	753
Average assets	83,367	78,476	67,969	80,881	66,853
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	385	389	351	774	725
Non-interest income	206	220	181	426	368
Total revenue	591	609	532	1,200	1,093
Provision for (reversal of) credit losses	55	28	(12)	83	33
Amortization and impairment	28	27	27	55	55
Other non-interest expenses	292	291	244	583	496
Income (loss) before income taxes	216	263	273	479	509
Income taxes	36	37	57	73	105
Net income (loss)	180	226	216	406	404
Equity shareholders	180	226	216	406	404
Average assets	51,980	50,274	46,364	51,113	46,942
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	759	793	662	1,552	1,344
Non-interest income	557	511	532	1,068	1,024
Total revenue	1,316	1,304	1,194	2,620	2,368
Provision for (reversal of) credit losses	(14)	(38)	(11)	(52)	(6)
Amortization and impairment	2	1	3	3	5
Other non-interest expenses	590	595	535	1,185	1,055
Income (loss) before income taxes	738	746	667	1,484	1,314
Income taxes	198	203	172	401	326
Net income (loss)	540	543	495	1,083	988
Equity shareholders	540	543	495	1,083	988
Average assets	277,686	282,750	250,627	280,260	250,521
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	(40)	(14)	4	(54)	6
Non-interest income	63	119	126	182	239
Total revenue	23	105	130	128	245
Provision for (reversal of) credit losses	(7)	(9)	8	(16)	18
Amortization and impairment	170	172	159	342	306
Other non-interest expenses	180	112	122	292	241
Income (loss) before income taxes	(320)	(170)	(159)	(490)	(320)
Income taxes	(147)	(121)	(97)	(268)	(196)
Net income (loss)	(173)	(49)	(62)	(222)	(124)
Non-controlling interests	5	5	4	10	8
Equity shareholders	(178)	(54)	(66)	(232)	(132)
Average assets	$ 168,077	$ 166,066	$ 163,650	$ 167,055	$ 169,273